STOCKHOLDERS' EQUITY (Schedule of common stock) (Details) - ₪ / shares		Dec. 31, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Ordinary shares, par value		₪ 0.33	₪ 0.33
Ordinary shares, registered		60,000,000	60,000,000
Common stock, shares issued	[1]	23,475,431	23,475,431
Common stock, shares outstanding	[1]	23,475,431	23,475,431

[1]	Before considering treasury stock.